Significant Events After the Reporting Period	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Significant Events After the Reporting Period
43.	SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD

The Company disposed of its remaining investment in China Airlines, Ltd. in January and February 2021 at fair value amounting to $2,635 million. The related unrealized gain on investments in equity instruments at fair value through other comprehensive income of $94 million was transferred from other equity to retained earnings upon the disposal.